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AMG TimesSquare Small Cap Growth Fund
AMG TimesSquare Small Cap Growth Fund
INVESTMENT OBJECTIVE
The investment objective of the AMG TimesSquare Small Cap Growth Fund (the “Fund”) is to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you transact in Class I shares of the Fund through a financial intermediary, you may be required to pay a commission to the financial intermediary for effecting such transactions. Such commissions are charged by the financial intermediary and are not reflected in the table or Expense Example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMG TimesSquare Small Cap Growth Fund		Class N	Class I	Class Z
Management Fee		0.79%	0.79%	0.79%
Distribution and Service (12b-1) Fees		none	none	none
Other Expenses	[1]	0.40%	0.24%	0.20%
Total Annual Fund Operating Expenses		1.19%	1.03%	0.99%
[1]	Expense information has been restated to reflect current fees.

EXPENSE EXAMPLE
This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Expense Example - AMG TimesSquare Small Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class N	121	378	654	1,443
Class I	105	328	569	1,259
Class Z	101	315	547	1,213

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small-capitalization companies.

Consistent with its focus, the Fund typically invests in common and preferred stocks of U.S. small-capitalization companies. TimesSquare Capital Management, LLC (“TimesSquare” or the “Subadviser”) generally considers a company to be a “small-capitalization” company if, at the time of purchase, the market capitalization is below $3 billion or otherwise within the range of capitalizations of companies in the Russell 2000® Index (between $152.3 million and $5.0 billion as of May 10, 2019, the date of the latest reconstitution of the Index (implemented by the Index June 28, 2019)). This capitalization range will change over time. The Fund may continue to hold securities of a portfolio company whose market capitalization subsequently appreciates above the Fund’s small-capitalization threshold. Because of this, the Fund may have less than 80% of its net assets in equity securities of small-capitalization companies at any given time. In addition, the Fund focuses on growing companies involved in new product development and technological breakthroughs. TimesSquare looks across all sectors of the stock market to find companies that meet the Fund’s investment criteria – including the potential for strong, sustainable growth, consistent earnings, proprietary products and services and minimal institutional ownership. Typically, TimesSquare seeks out stocks that have the potential for significant price appreciation over the following 18 months and price/earnings ratios at a discount relative to their earnings growth rates.
PRINCIPAL RISKS
There is the risk that you may lose money on your investment. All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

Below are some of the risks of investing in the Fund. The risks are presented in an order intended to facilitate readability and their order does not imply that the realization of one risk is more likely to occur than another risk or likely to have a greater adverse impact than another risk. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.

Market Risk—market prices of investments held by the Fund may fall rapidly or unpredictably due to a variety of factors, including economic, political, or market conditions, or other factors including terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics such as the COVID-19 outbreak in 2020, or in response to events that affect particular industries or companies.

Small-Capitalization Stock Risk—the stocks of small-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

Growth Stock Risk—the prices of equity securities of companies that are expected to experience relatively rapid earnings growth, or “growth stocks,” may be more sensitive to market movements because the prices tend to reflect future investor expectations rather than just current profits.

Management Risk—because the Fund is an actively managed investment portfolio, security selection or focus on securities in a particular style, market sector or group of companies may cause the Fund to incur losses or underperform relative to its benchmarks or other funds with a similar investment objective. There can be no guarantee that the Subadviser’s investment techniques and risk analysis will produce the desired result.

Liquidity Risk—the Fund may not be able to dispose of particular investments, such as illiquid securities, readily at favorable times or prices or the Fund may have to sell them at a loss.

Sector Risk—issuers and companies that are in similar industry sectors may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase. Stocks in the information technology and industrials sectors may comprise a significant portion of the Fund's portfolio. The information technology sector may be affected by technological obsolescence, short product cycles, falling prices and profits, competitive pressures and general market conditions. The industrials sector may be affected by general economic trends, including employment, economic growth and interest rates, changes in consumer confidence and spending, government regulation, commodity prices and competitive pressures.
PERFORMANCE
The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective February 27, 2017, outstanding Class S shares (formerly Premier Class shares, which were renamed Class S shares on October 1, 2016) and Class I shares (formerly Institutional Class shares, which were renamed Class I shares on October 1, 2016) were renamed Class N and Class Z shares, respectively. Also effective February 27, 2017, the Fund established an additional share class: Class I. To obtain updated performance information please visit www.amgfunds.com or call 800.548.4539.
Calendar Year Total Returns as of 12/31/19 (Class N)
[1]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.

Best Quarter: 20.39% (1st Quarter 2019) Worst Quarter: -21.05% (4th Quarter 2018)
Average Annual Total Returns as of 12/31/19
Average Annual Total Returns - AMG TimesSquare Small Cap Growth Fund		1 Year	5 Years	10 Years	Since Inception [1]	Inception Date
Class N		27.98%	10.06%	13.04%
Class N | Return After Taxes on Distributions	[2]	24.73%	6.67%	10.74%
Class N | Return After Taxes on Distributions and Sale of Fund Shares	[2]	18.79%	7.18%	10.36%
Class I		28.13%			13.24%	Feb. 24, 2017
Class I | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)		28.48%	9.34%	13.01%	11.50%	Feb. 24, 2017
Class Z		28.19%	10.26%	13.24%
[1]	Class I and Index performance shown reflects performance since the inception date of the Fund's Class I shares on February 24, 2017.
[2]	The performance information shown is for Class N shares of the Fund, which is a change from last period. The performance information presented was changed to standardize performance information provided to investors across the AMG Funds Family of Funds.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Class N shares only, and after-tax returns for Class I and Class Z shares will vary.